Employee benefits and KPM disclosures, Performance Rights (Details) - Options and Performance Rights [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Jun. 30, 2025 shares $ / shares
Number of performance rights [Abstract]
Outstanding at beginning of period (in shares) | shares	63,290,529	33,882,163
Granted (in shares) | shares	58,967,942	63,081,077
Vested (in shares) | shares	(32,911,441)	(30,057,807)
Lapsed (in shares) | shares	(12,681,185)	(3,614,904)
Outstanding at end of period (in shares) | shares	76,665,845	63,290,529
Weighted Average Exercise Price [Abstract]
Outstanding at end of period (in dollars per share) | $ / shares	$ 0.24	$ 0.37
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares	0.14	0.19
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in dollars per share) | $ / shares	0.23	0.27
Weighted average exercise price of other equity instruments expired in share-based payment arrangement (in dollars per share) | $ / shares	0.24	0.47
Outstanding at end of period (in dollars per share) | $ / shares	$ 0.16	$ 0.24